JPMorgan International Bond Opportunities ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 62.8%
Australia — 0.8%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR 150,000	143,532
Commonwealth Bank of Australia
2.69%, 3/11/2031 (b)	650,000	544,573
3.78%, 3/14/2032 (b)	200,000	180,710
Glencore Funding LLC
2.50%, 9/1/2030 (b)	462,000	390,746
2.85%, 4/27/2031 (b)	450,000	386,571
2.63%, 9/23/2031 (b)	608,000	510,085
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	115,000	87,791
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (c)	75,000	70,314
		2,314,322
Austria — 0.2%
ams-OSRAM AG 6.00%, 7/31/2025 (a)	EUR 700,000	738,514
Belgium — 1.5%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036	170,000	172,073
4.90%, 2/1/2046	85,000	84,761
Anheuser-Busch InBev SA/NV 3.70%, 4/2/2040 (a)	EUR 200,000	223,463
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	500,000	520,035
4.44%, 10/6/2048	344,000	319,680
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a) (c) (d) (e)	EUR 400,000	427,810
(EUR Swap Annual 5 Year + 1.25%), 1.62%, 9/18/2029 (a) (c)	EUR 300,000	311,053
Ontex Group NV 3.50%, 7/15/2026 (a)	EUR 550,000	509,309
Sarens Finance Co. NV 5.75%, 2/21/2027 (a)	EUR 500,000	426,645
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (c) (d) (e)	EUR 100,000	110,039
Solvay SA (EUR Swap Annual 5 Year + 3.92%), 4.25%, 12/4/2023 (a) (c) (d) (e)	EUR 800,000	861,769
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR 500,000	506,329
		4,472,966
Brazil — 0.3%
Guara Norte SARL 5.20%, 6/15/2034 (b)	311,850	264,332
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	195,000
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	42,432
7.00%, 3/16/2047 (a)	200,000	208,100
Vale Overseas Ltd. 3.75%, 7/8/2030	259,000	241,476
		951,340
Canada — 0.5%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	420,000	356,979
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c)	570,000	537,614
Emera US Finance LP 2.64%, 6/15/2031	272,000	233,721

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Canada — continued
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (c)	236,000	233,620
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (c)	57,000	54,850
		1,416,784
Chile — 0.2%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	339,083	258,127
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (b)	200,000	181,190
Kenbourne Invest SA 6.88%, 11/26/2024 (b)	200,000	190,725
		630,042
China — 0.5%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	200,000	191,962
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a)	530,000	318,000
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	185,500
Huarong Finance 2019 Co. Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 2.63%, 2/24/2023 (a) (c)	200,000	197,500
2.13%, 9/30/2023 (a)	200,000	194,500
Longfor Group Holdings Ltd. 4.50%, 1/16/2028 (a)	300,000	270,000
NXP BV 3.25%, 5/11/2041	300,000	231,431
		1,588,893
Colombia — 0.1%
AI Candelaria Spain SA 5.75%, 6/15/2033 (b)	250,000	205,625
Denmark — 0.1%
DKT Finance ApS 7.00%, 6/17/2023 (a)	EUR 300,000	318,844
Finland — 0.3%
Nokia OYJ
2.00%, 3/15/2024 (a)	EUR 425,000	457,483
2.00%, 3/11/2026 (a)	EUR 200,000	206,236
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (b) (c) (d) (e)	200,000	200,570
(EUR Swap Annual 5 Year + 1.30%), 1.00%, 6/27/2029 (a) (c)	EUR 100,000	103,886
		968,175
France — 9.3%
Accor SA 3.00%, 2/4/2026 (a) (f)	EUR 600,000	626,339
Airbus SE 1.63%, 6/9/2030 (a)	EUR 1,100,000	1,128,685
Altice France SA
2.13%, 2/15/2025 (a)	EUR 150,000	148,086
3.38%, 1/15/2028 (a)	EUR 1,100,000	990,354
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (c)	EUR 600,000	645,122
Banijay Entertainment SASU 3.50%, 3/1/2025 (a)	EUR 725,000	753,028
Banijay Group SAS 6.50%, 3/1/2026 (a)	EUR 200,000	208,441
BPCE SA
5.15%, 7/21/2024 (b)	600,000	610,749
4.88%, 4/1/2026 (b)	450,000	452,465
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (c)	EUR 400,000	393,719
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (a) (c)	EUR 400,000	432,709

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	480,000	393,811
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	250,000	209,477
Burger King France SAS (EURIBOR 3 Month + 4.75%), 4.75%, 11/1/2026 (a) (c)	EUR 250,000	260,671
Casino Guichard Perrachon SA 4.50%, 3/7/2024 (a) (f)	EUR 400,000	384,331
CGG SA 7.75%, 4/1/2027 (a)	EUR 434,000	450,161
Chrome Bidco SASU 3.50%, 5/31/2028 (a)	EUR 439,000	424,749
Chrome Holdco SASU 5.00%, 5/31/2029 (a)	EUR 358,000	329,564
Credit Agricole SA
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (c) (d) (e)	1,075,000	1,155,625
2.00%, 3/25/2029 (a)	EUR 200,000	196,561
(EUR Swap Annual 5 Year + 1.90%), 1.62%, 6/5/2030 (a) (c)	EUR 500,000	516,298
Credit Mutuel Arkea SA (EURIBOR ICE Swap Rate 5 Year + 1.45%), 1.88%, 10/25/2029 (a) (c)	EUR 300,000	313,015
Electricite de France SA
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (c) (d) (e)	EUR 1,000,000	1,044,081
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (c) (d) (e)	EUR 600,000	507,626
Elis SA 1.63%, 4/3/2028 (a)	EUR 900,000	844,702
Faurecia SE
3.13%, 6/15/2026 (a)	EUR 700,000	688,288
2.38%, 6/15/2027 (a)	EUR 600,000	537,774
3.75%, 6/15/2028 (a)	EUR 800,000	749,338
Iliad Holding SASU
5.13%, 10/15/2026 (a)	EUR 111,000	115,580
5.63%, 10/15/2028 (a)	EUR 584,000	592,411
La Financiere Atalian SASU
4.00%, 5/15/2024 (a)	EUR 350,000	332,062
5.13%, 5/15/2025 (a)	EUR 100,000	93,663
Loxam SAS
2.88%, 4/15/2026 (a)	EUR 600,000	590,143
4.50%, 2/15/2027 (b)	EUR 288,000	290,632
Lune Holdings SARL 5.63%, 11/15/2028 (b)	EUR 375,000	361,816
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (c) (d) (e)	EUR 200,000	212,392
(EUR Swap Annual 5 Year + 3.99%), 5.00%, 10/1/2026 (a) (c) (d) (e)	EUR 400,000	459,956
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (c) (d) (e)	EUR 200,000	197,033
Orano SA 3.13%, 3/20/2023 (a)	EUR 800,000	864,663
Paprec Holding SA
4.00%, 3/31/2025 (a)	EUR 100,000	106,609
3.50%, 7/1/2028 (a)	EUR 373,000	370,874
Parts Europe SA 6.50%, 7/16/2025 (a)	EUR 400,000	440,198
Quatrim SASU 5.88%, 1/15/2024 (a)	EUR 500,000	531,278
Renault SA
1.25%, 6/24/2025 (a)	EUR 400,000	391,846
2.00%, 9/28/2026 (a)	EUR 800,000	747,550
1.13%, 10/4/2027 (a)	EUR 100,000	85,025
Rexel SA 2.13%, 6/15/2028 (a)	EUR 600,000	576,615
Societe Generale SA
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (b) (c) (d) (e)	200,000	207,609

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e)	925,000	806,943
(EUR Swap Annual 5 Year + 1.55%), 1.00%, 11/24/2030 (c)	EUR 1,100,000	1,078,447
SPIE SA
3.13%, 3/22/2024 (a)	EUR 200,000	216,874
2.63%, 6/18/2026 (a)	EUR 500,000	513,291
TotalEnergies Capital International SA 3.13%, 5/29/2050	50,000	40,232
TotalEnergies SE (EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024 (a) (c) (d) (e)	EUR 850,000	890,624
Valeo 3.25%, 1/22/2024 (a)	EUR 800,000	868,069
Vallourec SA 8.50%, 6/30/2026 (a)	EUR 500,000	539,459
		27,917,663
Germany — 6.5%
Adler Pelzer Holding GmbH 4.13%, 4/1/2024 (a)	EUR 400,000	354,993
Bertelsmann SE & Co. KGaA (EUR Swap Annual 5 Year + 2.64%), 3.00%, 4/23/2075 (a) (c)	EUR 200,000	214,141
BK LC Lux Finco1 SARL 5.25%, 4/30/2029 (a)	EUR 1,000,000	940,370
Cheplapharm Arzneimittel GmbH 4.38%, 1/15/2028 (a)	EUR 750,000	749,967
Commerzbank AG (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (c)	EUR 500,000	529,056
CT Investment GmbH 5.50%, 4/15/2026 (a)	EUR 456,000	427,690
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,075,000	1,047,720
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	450,000	367,867
Deutsche Lufthansa AG
2.00%, 7/14/2024 (a)	EUR 400,000	420,110
2.88%, 2/11/2025 (a)	EUR 1,600,000	1,664,003
3.00%, 5/29/2026 (a)	EUR 400,000	397,910
Douglas GmbH 6.00%, 4/8/2026 (a)	EUR 900,000	817,401
Hapag-Lloyd AG 2.50%, 4/15/2028 (a)	EUR 500,000	504,622
IHO Verwaltungs GmbH
3.75% (Cash), 9/15/2026 (a) (g)	EUR 125,000	120,010
3.88% (Cash), 5/15/2027 (a) (g) (h)	EUR 500,000	464,606
Kirk Beauty SUN GmbH 8.25% (PIK), 10/1/2026 (a) (g)	EUR 273,462	199,117
Nidda BondCo GmbH 5.00%, 9/30/2025 (a)	EUR 500,000	473,623
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (a)	EUR 625,000	621,988
Renk AG 5.75%, 7/15/2025 (a)	EUR 400,000	407,949
Schaeffler AG
2.75%, 10/12/2025 (a)	EUR 200,000	207,675
2.88%, 3/26/2027 (a)	EUR 450,000	454,053
3.38%, 10/12/2028 (a)	EUR 500,000	489,324
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR 219,799	227,325
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025 (a)	EUR 1,100,000	1,098,459
thyssenkrupp AG
1.88%, 3/6/2023 (a)	EUR 150,000	159,825
2.88%, 2/22/2024 (a)	EUR 600,000	639,363
2.50%, 2/25/2025 (a)	EUR 300,000	316,815
TK Elevator Holdco GmbH 6.63%, 7/15/2028 (a)	EUR 270,000	259,423
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR 600,000	594,210
TUI Cruises GmbH 6.50%, 5/15/2026 (a)	EUR 350,000	331,593

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (c) (d) (e)	EUR 600,000	622,391
3.25%, 11/18/2030 (a)	EUR 600,000	655,463
Vonovia Finance BV 2.25%, 4/7/2030 (a)	EUR 500,000	498,641
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027 (a)	EUR 100,000	85,857
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR 1,300,000	1,229,358
2.50%, 10/23/2027 (a)	EUR 300,000	272,061
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR 200,000	176,895
3.75%, 9/21/2028 (a)	EUR 600,000	565,975
		19,607,849
Greece — 0.3%
Alpha Bank SA 2.50%, 2/5/2023 (a)	EUR 780,000	847,357
India — 0.3%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	194,000	176,540
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	425,000	382,283
NTPC Ltd. 3.75%, 4/3/2024 (a)	200,000	199,538
		758,361
Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT 5.45%, 5/15/2030 (b)	200,000	202,300
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	379,200
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	196,475
		777,975
Ireland — 1.1%
AerCap Ireland Capital DAC 3.00%, 10/29/2028	465,000	408,004
AIB Group plc (EUR Swap Annual 5 Year + 2.15%), 1.88%, 11/19/2029 (a) (c)	EUR 750,000	764,019
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (b)	126,000	123,172
2.13%, 2/21/2026 (b)	440,000	393,002
4.25%, 4/15/2026 (b)	140,000	133,948
4.38%, 5/1/2026 (b)	60,000	57,748
Bank of Ireland Group plc (EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (a) (c) (d) (e)	EUR 300,000	338,168
eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR 1,000,000	1,005,111
		3,223,172
Israel — 0.2%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	156,000	147,420
5.38%, 3/30/2028 (a)	150,475	139,362
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)	200,000	198,913
6.50%, 6/30/2027 (a)	165,554	163,816
		649,511

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — 6.1%
Assicurazioni Generali SpA
2.43%, 7/14/2031 (a)	EUR 200,000	186,529
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (c)	EUR 200,000	228,474
Atlantia SpA
1.63%, 2/3/2025 (a)	EUR 300,000	305,095
1.88%, 7/13/2027 (a)	EUR 350,000	335,012
1.88%, 2/12/2028 (a)	EUR 400,000	375,098
Autostrade per l'Italia SpA
1.63%, 6/12/2023	EUR 200,000	214,490
1.75%, 2/1/2027 (a)	EUR 1,700,000	1,658,285
2.00%, 12/4/2028 (a)	EUR 900,000	841,749
1.88%, 9/26/2029 (a)	EUR 100,000	91,005
Enel Finance International NV
3.50%, 4/6/2028 (b)	200,000	192,529
1.88%, 7/12/2028 (b)	425,000	371,175
Enel SpA Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (c) (d) (e)	EUR 800,000	835,517
Eni SpA 4.25%, 5/9/2029 (b)	250,000	249,192
Gamma Bidco SpA 5.13%, 7/15/2025 (a)	EUR 582,000	599,033
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR 384,000	346,778
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026 (a)	EUR 500,000	509,515
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 5.86%), 6.25%, 5/16/2024 (a) (c) (d) (e)	EUR 300,000	328,527
3.93%, 9/15/2026 (a)	EUR 150,000	162,534
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e)	EUR 676,000	761,679
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (c)	200,000	150,109
Kedrion SpA 3.38%, 5/15/2026 (a)	EUR 475,000	483,165
Leonardo SpA 4.88%, 3/24/2025	EUR 800,000	910,370
Nexi SpA 1.63%, 4/30/2026 (a)	EUR 550,000	540,264
Pro-Gest SpA 3.25%, 12/15/2024 (a)	EUR 700,000	561,283
Rossini SARL 6.75%, 10/30/2025 (a)	EUR 400,000	434,482
Saipem Finance International BV
3.75%, 9/8/2023 (a)	EUR 200,000	211,489
2.63%, 1/7/2025 (a)	EUR 450,000	443,844
Shiba Bidco SpA 4.50%, 10/31/2028 (a)	EUR 650,000	621,049
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR 300,000	291,211
Telecom Italia SpA
3.63%, 1/19/2024 (a)	EUR 600,000	656,864
4.00%, 4/11/2024 (a)	EUR 680,000	737,548
2.88%, 1/28/2026 (a)	EUR 200,000	202,063
3.63%, 5/25/2026 (a)	EUR 525,000	553,064
2.38%, 10/12/2027 (a)	EUR 1,350,000	1,293,204
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e)	EUR 900,000	985,519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200,000	176,566
(EURIBOR ICE Swap Rate 5 Year + 4.74%), 4.87%, 2/20/2029 (a) (c)	EUR 200,000	217,729
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (c)	200,000	164,932
Verde Bidco SpA 4.63%, 10/1/2026 (a)	EUR 100,000	98,542
		18,325,513

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Japan — 0.3%
Takeda Pharmaceutical Co. Ltd.
1.00%, 7/9/2029	EUR 363,000	349,903
2.05%, 3/31/2030	500,000	428,426
3.03%, 7/9/2040	270,000	217,870
		996,199
Kazakhstan — 0.1%
KazMunayGas National Co. JSC 5.75%, 4/19/2047 (a)	380,000	321,527
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (b)	200,000	203,100
Luxembourg — 2.1%
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR 500,000	446,818
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR 350,000	352,259
8.00%, 5/15/2027 (b)	EUR 123,000	123,794
ARD Finance SA 5.00% (Cash), 6/30/2027 (a) (g) (h)	EUR 200,000	169,352
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR 603,000	491,352
INEOS Finance plc 3.38%, 3/31/2026 (a)	EUR 547,000	555,369
Matterhorn Telecom SA 3.13%, 9/15/2026 (a)	EUR 875,000	864,546
Monitchem HoldCo 3 SA 5.25%, 3/15/2025 (a)	EUR 400,000	413,875
PLT VII Finance SARL 4.63%, 1/5/2026 (a)	EUR 650,000	652,973
SELP Finance SARL, REIT 0.88%, 5/27/2029 (a)	EUR 200,000	181,356
SES SA
(EUR Swap Annual 5 Year + 3.19%), 2.87%, 5/27/2026 (a) (c) (d) (e)	EUR 500,000	482,427
0.88%, 11/4/2027 (a)	EUR 450,000	436,453
Summer BC Holdco A SARL 9.25%, 10/31/2027 (a)	EUR 540,632	543,012
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR 500,000	519,255
		6,232,841
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	436,000	340,294
Mexico — 0.8%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (b) (c) (d) (e)	200,000	197,540
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (b) (c)	200,000	180,163
Cemex SAB de CV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (c) (d) (e)	488,000	447,403
3.88%, 7/11/2031 (b)	377,000	315,775
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	123,438
Petroleos Mexicanos
6.75%, 9/21/2047	825,000	591,277
6.95%, 1/28/2060	840,000	602,700
		2,458,296
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (a)	200,000	184,038

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — 2.9%
ABN AMRO Bank NV
4.75%, 7/28/2025 (b)	200,000	202,344
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (c) (d) (e)	EUR 800,000	836,187
4.80%, 4/18/2026 (b)	200,000	200,660
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (b) (c)	400,000	333,570
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 3.70%), 3.25%, 12/29/2026 (a) (c) (d) (e)	EUR 200,000	190,877
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (c) (d) (e)	EUR 600,000	617,214
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (c) (d) (e)	295,000	235,351
(SOFR + 1.83%), 4.02%, 3/28/2028 (c)	710,000	692,591
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (c)	EUR 400,000	434,546
(EUR Swap Annual 5 Year + 1.20%), 1.00%, 11/13/2030 (a) (c)	EUR 300,000	296,911
Nobel Bidco BV 3.13%, 6/15/2028 (a)	EUR 536,000	454,584
OCI NV 3.63%, 10/15/2025 (a)	EUR 196,200	213,527
Q-Park Holding I BV
1.50%, 3/1/2025 (a)	EUR 100,000	96,909
2.00%, 3/1/2027 (a)	EUR 500,000	456,853
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR 600,000	455,722
Sunshine Mid BV 6.50%, 5/15/2026 (a)	EUR 600,000	649,217
Titan Holdings II BV 5.13%, 7/15/2029 (a)	EUR 468,000	437,107
Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (f)	EUR 500,000	516,091
UPC Holding BV 3.88%, 6/15/2029 (a)	EUR 500,000	492,353
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR 1,200,000	1,040,399
		8,853,013
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	436,761
Peru — 0.0% ^
Southern Copper Corp. 5.88%, 4/23/2045	140,000	153,480
Portugal — 0.8%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (c)	EUR 1,000,000	991,692
EDP Finance BV
3.63%, 7/15/2024 (b)	675,000	672,900
1.50%, 11/22/2027 (a)	EUR 750,000	772,278
		2,436,870
Spain — 6.0%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (c) (d) (e)	EUR 600,000	592,935
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (a) (c) (d) (e)	EUR 100,000	90,536
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (a) (c) (d) (e)	EUR 400,000	428,346
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (c) (d) (e)	EUR 600,000	640,837
Banco de Sabadell SA (EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/7/2025 (a) (c)	EUR 300,000	307,983
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	800,000	711,984
2.13%, 2/8/2028 (a)	EUR 200,000	201,274

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
CaixaBank SA
(EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023 (a) (c) (d) (e)	EUR 400,000	441,651
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (c) (d) (e)	EUR 600,000	661,807
(EUR Swap Annual 5 Year + 3.62%), 3.75%, 2/15/2029 (a) (c)	EUR 800,000	866,566
Cellnex Telecom SA
2.88%, 4/18/2025 (a)	EUR 1,700,000	1,825,655
1.00%, 4/20/2027 (a)	EUR 500,000	465,218
1.88%, 6/26/2029	EUR 400,000	357,590
Cirsa Finance International SARL 4.75%, 5/22/2025 (a)	EUR 950,000	968,879
ContourGlobal Power Holdings SA
4.13%, 8/1/2025 (a)	EUR 500,000	516,002
3.13%, 1/1/2028 (a)	EUR 100,000	93,936
eDreams ODIGEO SA
5.50%, 7/15/2027 (b)	EUR 307,000	298,073
5.50%, 7/15/2027 (a)	EUR 300,000	291,276
Grifols Escrow Issuer SA 3.88%, 10/15/2028 (a)	EUR 300,000	289,849
Grifols SA
1.63%, 2/15/2025 (a)	EUR 550,000	563,112
2.25%, 11/15/2027 (a)	EUR 1,000,000	971,004
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (a)	EUR 100,000	87,746
3.50%, 4/30/2028 (a)	EUR 225,000	176,331
Iberdrola International BV (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (a) (c) (d) (e)	EUR 800,000	855,774
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR 392,000	353,709
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (a)	EUR 1,066,000	1,069,080
Naturgy Finance BV (EUR Swap Annual 9 Year + 3.08%), 3.38%, 4/24/2024 (a) (c) (d) (e)	EUR 200,000	209,712
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (c)	EUR 1,400,000	1,526,543
Telefonica Emisiones SA 5.21%, 3/8/2047	150,000	141,210
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.62%, 3/7/2023 (a) (c) (d) (e)	EUR 100,000	107,355
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (c) (d) (e)	EUR 900,000	966,195
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (c) (d) (e)	EUR 900,000	941,267
		18,019,435
Sweden — 1.1%
Dometic Group AB 3.00%, 5/8/2026 (a)	EUR 650,000	659,002
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e)	200,000	179,024
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR 275,000	274,869
3.25%, 2/15/2027 (a)	EUR 1,200,000	1,139,847
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR 319,000	287,682
Volvo Car AB
2.00%, 1/24/2025 (a)	EUR 600,000	621,642
2.50%, 10/7/2027 (a)	EUR 300,000	300,532
		3,462,598

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Switzerland — 1.9%
Argentum Netherlands for Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (c)	EUR 700,000	757,646
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (b) (c) (d) (e)	450,000	451,728
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (b) (c) (d) (e)	620,000	533,779
4.28%, 1/9/2028 (b)	550,000	528,991
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (c)	274,000	253,833
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	561,000	470,467
Dufry One BV 2.50%, 10/15/2024 (a)	EUR 700,000	715,591
Kongsberg Actuation Systems BV 5.00%, 7/15/2025 (a)	EUR 218,182	215,493
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	200,000	196,000
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (c) (d) (e)	200,000	207,000
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a) (c) (d) (e)	200,000	204,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026 (a) (c) (d) (e)	300,000	286,125
(EUR Swap Annual 1 Year + 0.77%), 0.25%, 11/5/2028 (a) (c)	EUR 300,000	283,288
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	280,000	230,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	430,000	365,900
		5,700,320
Taiwan — 0.2%
Competition Team Technologies Ltd. 3.75%, 3/12/2024 (a)	200,000	201,350
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	380,899
		582,249
United Kingdom — 9.5%
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR 700,000	660,333
4.00%, 9/18/2042	490,000	474,088
Barclays plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (a) (c) (d) (e)	GBP 400,000	499,000
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (d) (e)	204,000	198,720
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (c) (d) (e)	EUR 600,000	624,793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (d) (e)	94,000	87,899
British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.13%), 1.87%, 8/18/2080 (a) (c)	EUR 100,000	99,278
Centrica plc 4.38%, 3/13/2029 (a)	GBP 200,000	263,219
Constellation Automotive Financing plc 4.88%, 7/15/2027 (a)	GBP 269,000	273,743
CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP 500,000	581,793
EC Finance plc 3.00%, 10/15/2026 (a)	EUR 799,000	800,725
eG Global Finance plc 4.38%, 2/7/2025 (a)	EUR 800,000	809,367
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP 758,976	879,999
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP 700,000	790,735
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR 800,000	840,104
6.75%, 12/3/2026 (a)	GBP 300,000	429,089
1.50%, 2/11/2030 (a)	EUR 300,000	291,080

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
1.88%, 3/14/2034 (a)	EUR 250,000	230,676
5.88%, 5/13/2041 (a)	GBP 100,000	148,966
HSBC Holdings plc
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	490,000	456,136
5.75%, 12/20/2027 (a)	GBP 200,000	267,196
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	520,000	455,286
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (c)	250,000	237,398
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	440,000	372,846
Iceland Bondco plc 4.63%, 3/15/2025 (a)	GBP 500,000	527,595
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (a)	EUR 500,000	487,353
INEOS Quattro Finance 2 plc 2.50%, 1/15/2026 (a)	EUR 200,000	198,347
INEOS Styrolution Group GmbH 2.25%, 1/16/2027 (a)	EUR 300,000	280,818
International Consolidated Airlines Group SA 1.50%, 7/4/2027 (a)	EUR 700,000	589,916
Jaguar Land Rover Automotive plc
2.20%, 1/15/2024 (a)	EUR 550,000	556,502
4.50%, 1/15/2026 (a)	EUR 575,000	558,772
6.88%, 11/15/2026 (a)	EUR 200,000	207,941
Lloyds Banking Group plc
(USD Swap Semi 5 Year + 4.76%), 7.50%, 6/27/2024 (c) (d) (e)	200,000	204,770
(EURIBOR ICE Swap Rate 5 Year + 5.29%), 4.95%, 6/27/2025 (a) (c) (d) (e)	EUR 300,000	321,260
4.58%, 12/10/2025	200,000	201,012
Manchester Airport Group Funding plc 4.75%, 3/31/2034 (a)	GBP 250,000	333,214
Motion Finco SARL 7.00%, 5/15/2025 (a)	EUR 350,000	380,604
National Grid plc 0.25%, 9/1/2028 (a)	EUR 500,000	464,471
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a) (c) (d) (e)	GBP 750,000	914,974
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	780,000	781,725
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027 (c) (d) (e)	GBP 884,000	1,019,995
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (c)	EUR 500,000	459,500
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (c)	EUR 730,000	684,324
Pinnacle Bidco plc 5.50%, 2/15/2025 (a)	EUR 500,000	509,936
Punch Finance plc 6.13%, 6/30/2026 (a)	GBP 438,000	506,649
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP 654,000	709,675
Rolls-Royce plc 0.88%, 5/9/2024 (a)	EUR 700,000	716,729
Santander UK Group Holdings plc
(BPSWS5 + 6.07%), 6.75%, 6/24/2024 (a) (c) (d) (e)	GBP 200,000	253,532
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	400,000	357,693
SIG plc 5.25%, 11/30/2026 (a)	EUR 317,000	315,295
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (b) (c) (d) (e)	200,000	201,076
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (c)	395,000	390,186
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (c)	680,000	663,976
Synthomer plc 3.88%, 7/1/2025 (a)	EUR 500,000	528,723
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR 725,000	635,813
Vodafone Group plc
5.25%, 5/30/2048	180,000	180,208

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
4.88%, 6/19/2049	121,000	116,570
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (c)	EUR 700,000	728,941
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (c)	EUR 300,000	321,684
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	429,000	449,708
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080 (a) (c)	EUR 625,000	570,914
Wheel Bidco Ltd. 6.75%, 7/15/2026 (a)	GBP 300,000	330,550
William Hill Ltd. 4.88%, 9/7/2023 (a)	GBP 200,000	253,280
		28,686,700
United States — 8.1%
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (a)	EUR 190,000	190,899
AES Corp. (The)
3.30%, 7/15/2025 (b)	31,000	30,169
3.95%, 7/15/2030 (b)	42,000	38,963
Alexander Funding Trust 1.84%, 11/15/2023 (b)	70,000	67,436
American Airlines Pass-Through Trust Series 2021-1, 2.88%, 7/11/2034	100,000	87,881
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (d) (e)	104,000	88,445
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR 100,000	97,858
Ardagh Metal Packaging Finance USA LLC
2.00%, 9/1/2028 (a)	EUR 300,000	276,081
3.00%, 9/1/2029 (a)	EUR 379,000	324,024
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (a)	EUR 400,000	376,678
AT&T, Inc.
3.50%, 9/15/2053	380,000	306,363
3.55%, 9/15/2055	99,000	79,267
Bank of America Corp.
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	560,000	487,868
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	290,000	252,735
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	470,000	395,061
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053 (b)	183,000	182,401
BP Capital Markets America, Inc. 2.72%, 1/12/2032	430,000	386,923
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	125,000	117,346
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (c) (d) (e)	442,000	377,685
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	137,984
CenterPoint Energy, Inc. 2.95%, 3/1/2030	280,000	253,877
CF Industries, Inc. 4.95%, 6/1/2043	224,000	216,182
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	312,000	282,228
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	320,000	254,931
Citigroup, Inc.
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (c) (d) (e)	29,000	27,884
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (d) (e)	160,000	144,330
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	720,000	642,744
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (c) (d) (e)	200,000	200,691

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.15%, 11/15/2026 (c) (d) (e)	620,000	546,957
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	320,000	273,915
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	140,000	118,427
Comcast Corp. 2.94%, 11/1/2056 (b)	290,000	216,273
Constellation Energy Generation LLC 5.60%, 6/15/2042	210,000	205,924
Constellium SE 4.25%, 2/15/2026 (a)	EUR 100,000	104,134
CVS Health Corp.
1.88%, 2/28/2031	215,000	178,478
2.13%, 9/15/2031	130,000	109,284
Danaher Corp. 2.80%, 12/10/2051	85,000	63,924
Diamondback Energy, Inc. 3.13%, 3/24/2031	365,000	330,989
Discovery Communications LLC 3.63%, 5/15/2030	50,000	46,202
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	117,821
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	95,278
Exxon Mobil Corp. 0.52%, 6/26/2028	EUR 400,000	392,743
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	258,895
Fidelity National Information Services, Inc. 2.00%, 5/21/2030	EUR 200,000	200,345
Fiserv, Inc. 1.63%, 7/1/2030	EUR 100,000	96,875
Ford Motor Credit Co. LLC
3.25%, 9/15/2025	EUR 150,000	157,563
4.27%, 1/9/2027	400,000	383,930
3.63%, 6/17/2031	467,000	403,768
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	103,000	97,267
5.40%, 11/14/2034	523,000	532,284
5.45%, 3/15/2043	48,000	47,214
General Electric Co. 4.13%, 9/19/2035 (a)	EUR 100,000	118,928
General Motors Co. 6.13%, 10/1/2025	21,000	22,229
General Motors Financial Co., Inc. 2.75%, 6/20/2025	39,000	37,548
Global Payments, Inc. 2.90%, 11/15/2031	265,000	225,603
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (d) (e)	115,000	97,350
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	355,000	323,637
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	290,000	249,888
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	190,000	159,618
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	300,000	257,159
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	50,000	47,311
HCA, Inc.
5.88%, 2/15/2026	185,000	194,250
3.50%, 9/1/2030	635,000	579,039
2.38%, 7/15/2031	370,000	308,857
5.25%, 6/15/2049	120,000	115,719
3.50%, 7/15/2051	150,000	112,063
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	534,591
3.50%, 11/2/2026 (a)	150,000	144,484

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
International Game Technology plc
3.50%, 6/15/2026 (a)	EUR 400,000	418,684
2.38%, 4/15/2028 (a)	EUR 350,000	328,346
IQVIA, Inc. 2.25%, 1/15/2028 (a)	EUR 150,000	144,965
Kansas City Southern 3.50%, 5/1/2050	90,000	73,377
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	345,000	337,337
4.05%, 4/15/2032	310,000	297,307
Lear Corp. 3.55%, 1/15/2052	120,000	83,477
LKQ European Holdings BV 4.13%, 4/1/2028 (a)	EUR 500,000	546,726
LKQ Italia Bondco SpA 3.88%, 4/1/2024 (a)	EUR 200,000	219,541
Lowe's Cos., Inc. 3.75%, 4/1/2032	260,000	247,922
Magallanes, Inc.
4.28%, 3/15/2032 (b)	372,000	347,688
5.05%, 3/15/2042 (b)	155,000	140,100
5.14%, 3/15/2052 (b)	260,000	232,633
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	176,640
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	690,000	627,942
(SOFR + 1.18%), 2.24%, 7/21/2032 (c)	220,000	185,722
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	370,000	317,969
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	359,678
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	EUR 350,000	330,657
Pacific Gas and Electric Co. 3.30%, 3/15/2027	366,000	336,870
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (b)	9,000	7,043
Paysafe Finance plc 3.00%, 6/15/2029 (a)	EUR 350,000	312,430
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (d) (e)	410,000	342,337
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	85,366
Roper Technologies, Inc. 2.95%, 9/15/2029	446,000	406,011
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR 300,000	315,255
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	150,000	149,797
3.55%, 4/14/2025	60,000	59,641
3.70%, 4/14/2027	210,000	207,424
4.00%, 4/14/2032	70,000	67,190
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR 100,000	93,340
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	EUR 405,000	346,097
T-Mobile USA, Inc. 2.55%, 2/15/2031	115,000	99,830
Transocean, Inc. 11.50%, 1/30/2027 (b)	25,000	25,054
Union Electric Co. 3.90%, 4/1/2052	80,000	73,161
Verizon Communications, Inc.
2.55%, 3/21/2031	330,000	292,119
2.36%, 3/15/2032	60,000	51,675
2.65%, 11/20/2040	60,000	46,295
VMware, Inc. 2.20%, 8/15/2031	290,000	235,538
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	340,000	312,959

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Williams Cos., Inc. (The) 2.60%, 3/15/2031	115,000	99,683
WMG Acquisition Corp. 2.25%, 8/15/2031 (a)	EUR 162,000	143,480
		24,357,004
Total Corporate Bonds (Cost $220,131,884)		189,137,631
Foreign Government Securities — 28.9%
Angola — 0.3%
Republic of Angola
8.00%, 11/26/2029 (a)	210,000	195,825
8.75%, 4/14/2032 (b)	483,000	457,642
9.13%, 11/26/2049 (a)	480,000	420,090
		1,073,557
Australia — 8.0%
Commonwealth of Australia
5.50%, 4/21/2023 (a)	AUD 13,248,000	9,796,048
1.25%, 5/21/2032	AUD 21,770,000	12,850,003
3.00%, 3/21/2047 (a)	AUD 2,140,000	1,357,925
		24,003,976
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (a)	335,000	277,275
Brazil — 3.4%
Notas do Tesouro Nacional
10.00%, 1/1/2025	BRL 40,000,000	7,980,571
6.00%, 5/15/2035 (h)	BRL 2,540,000	2,171,972
		10,152,543
Canada — 3.2%
Canada Government Bond 0.25%, 8/1/2023	CAD 12,516,000	9,635,099
China — 1.2%
People's Republic of China 2.75%, 2/17/2032	CNY 23,790,000	3,549,060
Colombia — 0.1%
Republic of Colombia
3.13%, 4/15/2031	210,000	170,664
5.20%, 5/15/2049	250,000	197,547
		368,211
Cote D'Ivoire — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	270,000	260,938
6.13%, 6/15/2033 (a)	370,000	329,370
6.88%, 10/17/2040 (b)	EUR 730,000	642,627
		1,232,935
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)	280,000	289,100

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Dominican Republic—continued
4.88%, 9/23/2032 (b)	240,000	206,745
5.30%, 1/21/2041 (b)	525,000	412,880
		908,725
Ecuador — 0.1%
Republic of Ecuador 5.00%, 7/31/2030 (a) (f)	390,000	322,676
Egypt — 0.2%
Arab Republic of Egypt
7.05%, 1/15/2032 (b)	230,000	180,550
7.30%, 9/30/2033 (b)	200,000	154,750
8.70%, 3/1/2049 (a)	300,000	219,750
		555,050
El Salvador — 0.0% ^
Republic of El Salvador
5.88%, 1/30/2025 (a)	142,000	60,421
6.38%, 1/18/2027 (a)	160,000	62,580
		123,001
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	200,000	123,538
Hungary — 0.2%
Hungary Government Bond
2.13%, 9/22/2031 (b)	200,000	161,412
7.63%, 3/29/2041	150,000	185,044
3.13%, 9/21/2051 (b)	466,000	315,511
		661,967
Indonesia — 0.4%
Republic of Indonesia 7.50%, 4/15/2040	IDR17,492,000,000	1,187,647
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	570,000	489,594
Italy — 1.7%
Italian Republic Government Bond
0.88%, 5/6/2024	962,000	917,485
2.38%, 10/17/2024	3,295,000	3,215,792
2.88%, 10/17/2029	1,135,000	1,021,960
		5,155,237
Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039	240,000	286,620
7.88%, 7/28/2045	400,000	463,200
		749,820
Kazakhstan — 0.1%
Republic of Kazakhstan 1.50%, 9/30/2034 (b)	EUR 370,000	304,936

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Kenya — 0.4%
Republic of Kenya
6.88%, 6/24/2024 (a)	700,000	651,875
6.30%, 1/23/2034 (b)	783,000	606,825
		1,258,700
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (i)	227,000	19,834
6.65%, 11/3/2028 (a) (i)	226,000	19,747
		39,581
Mexico — 2.4%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN 87,280,000	4,194,744
8.50%, 11/18/2038	MXN 42,000,000	2,091,794
United Mexican States
3.77%, 5/24/2061	392,000	282,044
3.75%, 4/19/2071	853,000	603,498
		7,172,080
New Zealand — 0.8%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD 952,000	648,734
2.75%, 4/15/2037 (a)	NZD 3,201,000	1,829,180
		2,477,914
Nigeria — 0.3%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	300,000	285,000
7.38%, 9/28/2033 (b)	527,000	411,818
7.63%, 11/28/2047 (a)	400,000	287,000
		983,818
Paraguay — 0.3%
Republic of Paraguay
5.00%, 4/15/2026 (a)	302,000	304,605
4.95%, 4/28/2031 (b)	550,000	534,634
		839,239
Philippines — 0.1%
Republic of Philippines 2.95%, 5/5/2045	330,000	257,849
Portugal — 1.5%
Portuguese Republic 5.13%, 10/15/2024 (a)	4,260,000	4,439,261
Qatar — 0.2%
State of Qatar
5.10%, 4/23/2048 (a)	245,000	271,337
4.40%, 4/16/2050 (b)	200,000	202,500
		473,837
Romania — 0.1%
Romania Government Bond 4.63%, 4/3/2049 (b)	EUR 276,000	252,836

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Senegal — 0.3%
Republic of Senegal
6.25%, 5/23/2033 (a)	660,000	572,550
6.75%, 3/13/2048 (a)	260,000	200,330
		772,880
Serbia, Republic Of — 0.1%
Republic of Serbia 1.50%, 6/26/2029 (b)	EUR 410,000	342,579
South Africa — 2.0%
Republic of South Africa
4.30%, 10/12/2028	240,000	221,820
7.00%, 2/28/2031	ZAR 57,062,214	2,993,583
8.88%, 2/28/2035	ZAR 40,789,968	2,281,904
5.75%, 9/30/2049	510,000	410,550
		5,907,857
Ukraine — 0.2%
Ukraine Government Bond
7.75%, 9/1/2023 (a)	270,000	117,619
7.75%, 9/1/2026 (a)	560,000	219,240
7.38%, 9/25/2032 (a)	430,000	155,445
		492,304
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	400,000	283,200
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	88,906	94,702
Total Foreign Government Securities (Cost $94,356,773)		86,963,484
Commercial Mortgage-Backed Securities — 1.8%
United States — 1.8%
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK29, PO, 4/27/2023 (b)	400,000	381,709
BANK
Series 2019-BN16, Class C, 4.79%, 2/15/2052 ‡ (h)	23,000	21,990
Series 2018-BN10, Class C, 4.16%, 2/15/2061 ‡ (h)	70,000	64,642
Series 2018-BN13, Class C, 4.57%, 8/15/2061 ‡ (h)	118,000	106,350
Series 2019-BN20, Class C, 3.65%, 9/15/2062 ‡ (h)	176,000	155,412
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 ‡ (h)	315,000	284,007
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 ‡ (b)	1,000,000	920,516
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.39%, 11/15/2050 ‡ (h)	28,000	26,121
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 ‡ (h)	21,000	18,832
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (h)	21,000	20,551
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (b)	205,000	177,252
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.28%, 7/25/2023 (h)	3,708,377	10,307
Series K739, Class X1, IO, 1.22%, 9/25/2027 (h)	2,129,300	108,127
Series K153, Class X3, IO, 3.78%, 4/25/2035 (h)	340,000	90,691
Series K036, Class X3, IO, 2.11%, 12/25/2041 (h)	2,640,000	75,770

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series K720, Class X3, IO, 1.39%, 8/25/2042 (h)	6,800,000	11,315
Series K041, Class X3, IO, 1.64%, 11/25/2042 (h)	3,470,000	118,172
Series K054, Class X3, IO, 1.60%, 4/25/2043 (h)	1,365,000	68,976
Series K050, Class X3, IO, 1.55%, 10/25/2043 (h)	1,010,000	44,102
Series K051, Class X3, IO, 1.61%, 10/25/2043 (h)	1,395,000	64,751
Series K052, Class X3, IO, 1.61%, 1/25/2044 (h)	750,000	36,812
Series K726, Class X3, IO, 2.14%, 7/25/2044 (h)	2,890,000	112,876
Series K067, Class X3, IO, 2.11%, 9/25/2044 (h)	1,385,000	127,134
Series K072, Class X3, IO, 2.14%, 12/25/2045 (h)	400,000	39,457
Series K089, Class X3, IO, 2.30%, 1/25/2046 (h)	850,000	107,065
Series K078, Class X3, IO, 2.21%, 6/25/2046 (h)	1,820,000	201,212
Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	980,000	126,660
FREMF Series 2018-KF46, Class B, 2.75%, 3/25/2028 (b) (h)	241,539	234,564
FREMF Mortgage Trust
Series 2017-KF31, Class B, 3.70%, 4/25/2024 (b) (h)	38,243	37,917
Series 2017-KF36, Class B, 3.45%, 8/25/2024 (b) (h)	32,869	32,764
Series 2017-KF38, Class B, 3.30%, 9/25/2024 (b) (h)	19,725	19,659
Series 2018-KF47, Class B, 2.80%, 5/25/2025 (b) (h)	9,422	9,279
Series 2018-KF49, Class B, 2.70%, 6/25/2025 (b) (h)	173,843	167,852
Series 2017-K728, Class B, 3.65%, 11/25/2050 (b) (h)	190,000	188,896
Series 2017-K728, Class C, 3.65%, 11/25/2050 (b) (h)	105,000	103,124
GNMA Series 2017-23, IO, 0.62%, 5/16/2059 (h)	285,002	11,404
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.72%, 11/10/2045 ‡ (b) (h)	320,000	316,293
Series 2015-GC30, Class C, 4.07%, 5/10/2050 ‡ (h)	36,000	34,701
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 ‡ (h)	62,000	58,290
Series 2015-C31, Class C, 4.61%, 8/15/2048 ‡ (h)	23,000	21,930
JPMDB Commercial Mortgage Securities Trust Series 2017-C7, Class C, 4.16%, 10/15/2050 ‡ (h)	19,509	17,950
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.39%, 12/15/2049 ‡ (h)	28,000	24,991
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (h)	134,898	56,141
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.04%, 2/15/2047 ‡ (h)	21,000	21,097
Series 2015-C24, Class C, 4.34%, 5/15/2048 ‡ (h)	36,000	34,423
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.31%, 11/14/2042 ‡ (h)	35,173	34,473
Series 2015-MS1, Class B, 4.03%, 5/15/2048 ‡ (h)	28,000	27,381
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 ‡ (h)	106,000	101,965
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (h)	100,378	97,748
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (b) (h)	110,629	107,284
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class C, 4.18%, 7/15/2048 ‡ (h)	23,000	21,003
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (h)	59,000	55,461
Total Commercial Mortgage-Backed Securities (Cost $5,684,825)		5,357,399

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 1.2%
United States — 1.2%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (b)	117,253	116,940
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (f)	71,034	69,553
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 1.92%, 1/25/2034 ‡ (h)	79,669	75,271
Drive Auto Receivables Trust Series 2018-3, Class D, 4.30%, 9/16/2024	55,354	55,528
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	44,855	44,942
Series 2019-1A, Class E, 4.94%, 2/17/2026 (b)	100,000	100,519
Exeter Automobile Receivables Trust Series 2018-3A, Class D, 4.35%, 6/17/2024 (b)	88,866	89,312
Flagship Credit Auto Trust Series 2017-4, Class D, 3.58%, 1/15/2024 (b)	180,410	180,766
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B, 3.32%, 3/15/2024 (b)	10,173	10,175
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	147,697	154,564
Series 2019-1, Class A, 2.95%, 5/15/2028	44,513	39,233
Series 2020-1, Class B, 7.75%, 11/15/2028	39,644	42,253
Lendmark Funding Trust Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (b)	580,000	567,202
Marlette Funding Trust Series 2018-2A, Class C, 4.37%, 7/17/2028 (b)	19,001	18,983
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡ (b)	100,000	99,634
Progress Residential Series 2021-SFR1, Class E, 2.11%, 4/17/2038 ‡ (b)	250,000	221,788
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	150,000	145,309
Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	650,000	629,319
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 1.98%, 9/25/2034 ‡ (h)	19,214	19,140
Series 2005-HE3, Class M1, 1.73%, 9/25/2035 ‡ (h)	33,427	33,080
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	1,125,000	1,057,444
Total Asset-Backed Securities (Cost $3,905,379)		3,770,955
Collateralized Mortgage Obligations — 1.1%
United Kingdom — 0.0% ^
Brass NO 8 plc Series 8A, Class A1, 2.11%, 11/16/2066 (b) (h)	56,643	56,629
United States — 1.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	96,816	90,032
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	61,514	56,452
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	72,071	70,782
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	122,987	79,702
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 2.42%, 2/25/2037 (h)	15,198	14,805
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	43,548	24,162
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 3.31%, 9/25/2030 (h)	45,130	44,732
FHLMC, REMIC
Series 2916, Class S, IF, IO, 6.38%, 1/15/2035 (h)	1,307,006	161,847
Series 4305, Class SK, IF, IO, 5.73%, 2/15/2044 (h)	439,134	72,378
Series 4689, Class SD, IF, IO, 5.28%, 6/15/2047 (h)	302,499	50,925
Series 4714, Class SA, IF, IO, 5.28%, 8/15/2047 (h)	242,990	39,319
Series 5022, IO, 3.00%, 9/25/2050	443,789	63,608
Series 5023, Class MI, IO, 3.00%, 10/25/2050	794,947	144,032
Series 4839, Class WS, IF, IO, 5.23%, 8/15/2056 (h)	1,931,453	332,705

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
FNMA, Connecticut Avenue Securities
Series 2016-C06, Class 1M2, 5.26%, 4/25/2029 (h)	31,324	32,207
Series 2018-C06, Class 2M2, 3.11%, 3/25/2031 (h)	19,849	19,439
FNMA, REMIC
Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	41,556	384
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	774,208	38,126
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	586,371	46,800
Series 2012-93, Class SE, IF, IO, 5.09%, 9/25/2042 (h)	90,931	13,429
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	93,222	14,243
Series 2012-133, Class NS, IF, IO, 5.14%, 12/25/2042 (h)	157,630	22,912
Series 2015-40, Class LS, IF, IO, 5.16%, 6/25/2045 (h)	231,304	33,079
Series 2016-75, Class SC, IF, IO, 5.09%, 10/25/2046 (h)	562,440	62,594
Series 2017-31, Class SG, IF, IO, 5.09%, 5/25/2047 (h)	768,567	113,095
Series 2017-39, Class ST, IF, IO, 5.09%, 5/25/2047 (h)	223,632	38,778
Series 2017-69, Class SH, IF, IO, 5.19%, 9/25/2047 (h)	346,058	57,630
Series 2019-42, Class SK, IF, IO, 5.04%, 8/25/2049 (h)	583,657	88,259
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (h)	97,842	4,833
GNMA
Series 2017-107, Class KS, IF, IO, 5.27%, 7/20/2047 (h)	204,910	27,882
Series 2019-42, Class SJ, IF, IO, 5.12%, 4/20/2049 (h)	458,766	55,004
Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (h)	139,750	3,598
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 1.57%, 7/25/2029 (h)	44,478	42,748
PNMAC GMSR ISSUER TRUST Series 2018-GT2, Class A, 3.66%, 8/25/2025 (b) (h)	210,000	207,324
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 2.62%, 7/25/2034 (h)	13,591	13,345
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (h)	1,200,000	1,194,720
		3,375,910
Total Collateralized Mortgage Obligations (Cost $3,887,546)		3,432,539
Supranational — 0.3%
African Export-Import Bank (The), 5.25%, 10/11/2023 (a)	200,000	202,000
European Union, 0.10%, 10/4/2040 (a)	EUR 1,070,000	814,937
Total Supranational (Cost $1,416,770)		1,016,937
	SHARES
Common Stocks — 0.1%
United States — 0.1%
Oasis Petroleum, Inc.(Cost $41,321)	1,711	271,587
	NO. OF WARRANTS
Warrants — 0.0% ^
United States — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *(Cost $—)	16	216
	SHARES
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (j) (k)(Cost $7,782,575)	7,782,575	7,782,575

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 98.8% (Cost $337,207,073)		297,733,323
Other Assets Less Liabilities — 1.2%		3,492,298
NET ASSETS — 100.0%		301,225,621

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NZD	New Zealand Dollar
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(i)	Defaulted security.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Australia 10 Year Bond	59	06/15/2022	AUD	5,174,872	(112,474)
Short Contracts
Euro-Bobl	(40)	06/08/2022	EUR	(5,431,734)	281,001
U.S. Treasury 5 Year Note	(25)	09/30/2022	USD	(2,823,633)	(8,542)
U.S. Treasury 10 Year Note	(35)	09/21/2022	USD	(4,179,219)	28,286
U.S. Treasury 10 Year Ultra Note	(32)	09/21/2022	USD	(4,108,500)	40,465
U.S. Treasury Long Bond	(4)	09/21/2022	USD	(557,375)	7,406
U.S. Treasury Ultra Bond	(1)	09/21/2022	USD	(155,437)	3,092
					351,708
					239,234

Abbreviations
AUD	Australian Dollar
EUR	Euro
USD	United States Dollar

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2022:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
EUR	115,125	USD	121,257	Barclays Bank plc	6/3/2022	2,340
EUR	2,934,195	USD	3,081,518	BNP Paribas	6/3/2022	68,616
EUR	2,406,517	USD	2,547,139	HSBC Bank, NA	6/3/2022	36,482
EUR	992,976	USD	1,046,195	Merrill Lynch International	6/3/2022	19,858
EUR	927,434	USD	984,207	Royal Bank of Canada	6/3/2022	11,479
EUR	1,204,850	USD	1,273,912	State Street Corp.	6/3/2022	19,607
AUD	6,359,469	USD	4,514,943	Royal Bank of Canada	6/22/2022	50,448
BRL	12,065,375	USD	2,323,173	Citibank, NA**	6/22/2022	200,580
CAD	18,277,633	USD	14,240,057	TD Bank Financial Group	6/22/2022	208,543
CLP	1,898,640,065	USD	2,182,922	Barclays Bank plc**	6/22/2022	113,365
CNY	31,356,796	USD	4,632,774	HSBC Bank, NA**	6/22/2022	70,849
COP	2,948,626,135	USD	754,510	Barclays Bank plc**	6/22/2022	25,605
COP	3,048,905,728	USD	741,871	BNP Paribas**	6/22/2022	64,775
CZK	17,634,330	EUR	699,317	Citibank, NA	6/22/2022	12,197
CZK	17,634,332	EUR	698,943	Goldman Sachs International	6/22/2022	12,599
EUR	349,630	CNY	2,500,706	Barclays Bank plc**	6/22/2022	632
EUR	1,414,395	CNY	10,119,998	Goldman Sachs International**	6/22/2022	2,014
EUR	293,809	USD	308,273	BNP Paribas	6/22/2022	7,482
EUR	200,000	USD	212,087	Merrill Lynch International	6/22/2022	2,853
GBP	43,524	USD	54,328	Merrill Lynch International	6/22/2022	522
GBP	300,000	USD	375,025	Royal Bank of Canada	6/22/2022	3,036
IDR	21,931,918,943	USD	1,497,717	Barclays Bank plc**	6/22/2022	10,827
IDR	21,687,162,906	USD	1,490,475	BNP Paribas**	6/22/2022	1,233
IDR	30,242,636,304	USD	2,056,389	Citibank, NA**	6/22/2022	23,791
IDR	21,927,360,553	USD	1,504,770	Goldman Sachs International**	6/22/2022	3,459
KRW	961,915,238	USD	751,027	Citibank, NA**	6/22/2022	23,143
MXN	6,032,518	USD	295,137	Merrill Lynch International	6/22/2022	10,110
MYR	3,588,955	USD	816,657	Standard Chartered Bank**	6/22/2022	2,682
PLN	3,304,550	EUR	703,440	BNP Paribas	6/22/2022	15,816
PLN	10,010,627	EUR	2,116,313	Merrill Lynch International	6/22/2022	63,655
PLN	7,110,475	USD	1,572,615	Goldman Sachs International	6/22/2022	88,086
SGD	2,270,836	USD	1,626,890	HSBC Bank, NA	6/22/2022	30,505
THB	25,914,083	USD	746,309	Goldman Sachs International	6/22/2022	11,389
THB	44,193,628	USD	1,271,628	TD Bank Financial Group	6/22/2022	20,542
USD	754,723	BRL	3,587,295	Goldman Sachs International**	6/22/2022	4,357
USD	102,947	INR	7,990,574	BNP Paribas**	6/22/2022	251
USD	1,487,064	INR	114,831,077	Citibank, NA**	6/22/2022	11,249
GBP	361,800	USD	452,893	Citibank, NA	7/5/2022	3,095
USD	615,467	EUR	570,949	BNP Paribas	7/5/2022	1,403
Total unrealized appreciation						1,259,475
EUR	460,125	USD	495,200	HSBC Bank, NA	6/3/2022	(1,212)
USD	125,520,577	EUR	118,555,444	HSBC Bank, NA	6/3/2022	(1,759,770)
USD	3,823,720	EUR	3,613,159	Merrill Lynch International	6/3/2022	(55,344)
USD	1,636,813	EUR	1,564,161	Royal Bank of Canada	6/3/2022	(42,460)
USD	1,518,134	EUR	1,428,549	State Street Corp.	6/3/2022	(15,547)
USD	9,676,200	GBP	7,704,143	Barclays Bank plc	6/6/2022	(31,717)
EUR	712,977	CZK	17,917,905	BNP Paribas	6/22/2022	(9,798)
EUR	2,100,684	CZK	52,841,331	Merrill Lynch International	6/22/2022	(30,984)
EUR	702,229	PLN	3,329,900	Citibank, NA	6/22/2022	(23,038)
EUR	702,412	PLN	3,329,905	Goldman Sachs International	6/22/2022	(22,842)
USD	323,436	AUD	453,386	Royal Bank of Canada	6/22/2022	(2,044)
USD	27,646,129	AUD	39,889,910	State Street Corp.	6/22/2022	(990,390)
USD	968,251	BRL	5,045,780	BNP Paribas**	6/22/2022	(87,191)
USD	8,695,231	BRL	45,195,898	Citibank, NA**	6/22/2022	(758,539)
USD	23,509,793	CAD	30,634,293	State Street Corp.	6/22/2022	(706,834)
USD	748,174	CLP	647,918,818	Citibank, NA**	6/22/2022	(35,443)
USD	8,286,713	CNY	56,494,710	Citibank, NA**	6/22/2022	(187,680)

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
USD	1,573,284	COP	6,513,128,624	Goldman Sachs International**	6/22/2022	(149,888)
USD	7,433,731	EUR	7,152,876	HSBC Bank, NA	6/22/2022	(253,445)
USD	24,909	EUR	23,287	Royal Bank of Canada	6/22/2022	(118)
USD	73,780	EUR	69,025	State Street Corp.	6/22/2022	(402)
USD	418,995	GBP	343,524	Citibank, NA	6/22/2022	(13,916)
USD	1,483,712	IDR	21,792,762,100	Barclays Bank plc**	6/22/2022	(15,260)
USD	3,478,458	IDR	50,771,572,982	Goldman Sachs International**	6/22/2022	(13,763)
USD	751,066	KRW	952,727,568	Barclays Bank plc**	6/22/2022	(15,709)
USD	10,034,990	MXN	204,434,301	Citibank, NA	6/22/2022	(309,441)
USD	848,678	MYR	3,732,608	Standard Chartered Bank**	6/22/2022	(3,456)
USD	2,594,301	NZD	4,160,314	BNP Paribas	6/22/2022	(115,671)
USD	1,653,191	PHP	87,068,591	Goldman Sachs International**	6/22/2022	(4,864)
USD	753,561	RON	3,602,413	Goldman Sachs International	6/22/2022	(26,583)
USD	748,068	THB	25,616,100	Citibank, NA	6/22/2022	(917)
USD	3,733,353	ZAR	60,364,504	Barclays Bank plc	6/22/2022	(114,934)
EUR	224,961	USD	242,492	Merrill Lynch International	7/5/2022	(543)
USD	124,813,027	EUR	116,120,091	BNP Paribas	7/5/2022	(75,920)
USD	9,697,116	GBP	7,704,143	Barclays Bank plc	7/5/2022	(12,679)
Total unrealized depreciation						(5,888,342)
Net unrealized depreciation						(4,628,867)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2022:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
6 month EURIBOR semi-annually	(0.08) annually	Receive	12/21/2024	EUR 27,000,000	—	931,816
6 month EURIBOR semi-annually	1.25 annually	Receive	4/13/2027	EUR 15,500,000	—	141,179
1 day SOFR annually	2.58 annually	Receive	6/15/2027	USD 18,000,000	—	5,940
					—	1,078,935

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day TONAR annually	0.41 annually	Receive	3/31/2032	JPY 2,100,000,000	—	(141,407)
6 month EURIBOR semi-annually	1.23 annually	Pay	4/13/2052	EUR 1,900,000	—	(230,730)
1 day SOFR annually	2.93 annually	Receive	6/15/2024	USD 9,000,000	—	(53,601)
1 day SOFR annually	2.82 annually	Receive	6/15/2032	USD 3,800,000	—	(52,369)
1 day SOFR annually	2.60 annually	Receive	6/15/2052	USD 1,600,000	—	(5,957)
					—	(484,064)
						594,871

Abbreviations
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
JPY	Japanese Yen
SOFR	Secured Overnight Financing Rate
TONAR	Tokyo Overnight Average Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2022 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	1.01%
1 day TONAR	(0.00)(a)
6 Month EURIBOR	(0.05)

(a)	Amount rounds to less than 0.1%.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$2,568,347	$1,202,608	$3,770,955
Collateralized Mortgage Obligations	—	3,432,539	—	3,432,539
Commercial Mortgage-Backed Securities
United States	—	2,628,343	2,729,056	5,357,399
Common Stocks	271,587	—	—	271,587
Corporate Bonds	—	189,137,631	—	189,137,631
Foreign Government Securities	—	86,963,484	—	86,963,484
Supranational	—	1,016,937	—	1,016,937
Warrants	—	—	216	216
Short-Term Investments
Investment Companies	7,782,575	—	—	7,782,575
Total Investments in Securities	$8,054,162	$285,747,281	$3,931,880	$297,733,323
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,259,475	$—	$1,259,475
Futures Contracts	360,250	—	—	360,250
Swaps	—	1,078,935	—	1,078,935
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,888,342)	—	(5,888,342)
Futures Contracts	(121,016)	—	—	(121,016)
Swaps	—	(484,064)	—	(484,064)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$239,234	$(4,033,996)	$—	$(3,794,762)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$1,043,618	$—	$(29,234)	$330	$221,387	$(33,493)	$—	$—	$1,202,608
Commercial Mortgage-Backed Securities	2,815,947	—	(142,576)	1,714	—	(22,178)	76,149	—	2,729,056
Warrants	184	—	32	—	—	—	—	—	216
Total	$3,859,749	$—	$(171,778)	$2,044	$221,387	$(55,671)	$76,149	$—	$3,931,880

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(171,777).
There were no significant transfers into or out of level 3 for the period ended May 31, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the

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SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,202,609	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (19.73%)
			Constant Default Rate	0.00% - 3.00% (0.45%)
			Yield (Discount Rate of Cash Flows)	2.34% - 10.78% (5.28%)

Asset-Backed Securities	1,202,609
	1,752,349	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (6.12%)
			Constant Default Rate	0.00% - 2.00% (0.12%)
			Yield (Discount Rate of Cash Flows)	4.74% - 95.92% (7.99%)

Collateralized Mortgage Obligations	1,752,349
Total	2,954,548

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $977,332. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	$9,903,539	$45,606,736	$47,727,700	$—	$—	$7,782,575	7,782,575	$10,007	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
C.  Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its posi-

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SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
tion(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.